Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Apr. 25, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization expense	$ 1,300	$ 845	$ 739
Amortization of capitalized software	79	$ 200	$ 210
Phone Hardware
Finite-Lived Intangible Assets [Line Items]
Impairment charges of intangible assets	$ 2,200
Nokia Devices And Services Business
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 4,509